Amounts Expected to be Amortized from AOCI to Net Periodic Benefit Cost in 2018 (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss/(gain)	$ 174
Prior service credit and transition obligation	(1)
Total pre-tax amount expected to be amortized from AOCI to net pension and OPEB cost in 2018	173
OPEB
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss/(gain)	(10)
Prior service credit and transition obligation	(15)
Total pre-tax amount expected to be amortized from AOCI to net pension and OPEB cost in 2018	$ (25)